Short-term debt (Tables)	12 Months Ended
Dec. 31, 2017
Statement Table
Disclosure of detailed information about Short-term debt [text block]
(€ million)	December 31, 2017	December 31, 2016
Commercial papers	1,664	2,738
Banks	201	155
Other financial institutions	377	503
	2,242	3,396

Disclosure of detailed information about currency wise breakdown of Short-term debt [Text Block]	The breakdown by currency of short-term debt is provided below:
(€ million)	December 31, 2017	December 31, 2016
Euro	904	1,405
U.S. dollar	1,329	1,982
Other currencies	9	9
	2,242	3,396